Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements
Fair value measurements

27.       Fair value measurements

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

•	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.
•	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.
•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measures and reports on its balance sheet at fair value on a recurring basis.

Short-term financial instruments: The Group’s short-term financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable and payable, notes receivable, short-term bank borrowings, and accrued expenses. The cost approximates the fair value because of the short maturity period.

Long-term bank borrowings: The fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term bank borrowings approximate their fair values as all the long-term bank borrowings carries variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Derivative assets and liabilities.   The Group’s derivative assets and liabilities consist of embedded foreign currency derivatives in the Group’s sales and purchase contracts denominated in currencies other than Renminbi or the functional currency of the counterparty, the capped call transactions denominated in USD, embedded derivatives underlying convertible notes and foreign currency forward contract instruments. Since its capped call transactions and embedded derivatives underlying convertible notes are not traded on an exchange, they are valued using valuation models. Management is responsible for determining these fair values and considered a number of factors including valuations. The capped call transactions are valued using the Black Scholes Option Pricing Model. The embedded derivatives underlying convertible notes are bifurcated using the “with or without” approach. As there are interrelationships among the embedded derivatives, they are valued using a Monte Carlo simulation. Interest rate yield curves, foreign exchange rates, stock price, volatility, expected term, risk-free rate and fundamental change event probabilities are the significant inputs into these valuation models. The inputs used in the valuation of the capped call transactions are observable in active markets over the terms of the instruments the Group holds, and accordingly, the Group classifies these valuation techniques as Level 2 in the hierarchy. In regards to the embedded derivatives underlying convertible notes, fair value was determined using a “with and without” approach which was based on both Level 2 and Level 3 inputs. The Group determined that the Level 3 input, that is the fundamental change event probabilities, is significant to the overall fair value measurement. The Group considered the effect of its own credit standing and that of its counterparties in its valuations of its derivative financial instruments. The Group entered into foreign currency forward contracts that are designated as cash flow hedges of exchange rate risk related to forecasted foreign currency denominated sales. The Group’s financial instrument counterparties are high-quality commercial banks with significant experience with such instruments.  Fair values of the Group’s forward contracts are determined using significant other observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows considering the risks involved and using discount rates appropriate for the duration of the contracts.

Recurring change in fair value

As of December 31, 2010, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	9,127	—	9,127	—
Embedded foreign currency derivatives	5,464	—	5,464	—
Foreign exchange forward contract instruments	2,493	—	2,493	—

Liabilities:
Embedded derivatives underlying convertible notes	(66,174)	—	—	(66,174)

As of December 31, 2011, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	—	—	—	—

Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2010 was as follows:

Balance at December 31, 2009	(136,632)
Unrealized gains included in Change in fair value of derivatives	70,458

Balance at December 31, 2010	(66,174)

A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

Non-recurring change in fair value

As of December 31, 2010

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	0	—	—	0	(47,286)

The long-lived assets represent certain machines which cannot be used for production due to poor physical condition (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360-10, long-lived assets held  and used with a carrying amount of RMB 47,286 were written down to their fair value of RMB 0, resulting in an impairment charge of RMB 47,286, which was calculated based on Level 3 Inputs and included in earnings for the period.

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

The long-lived assets represent property, plant and equipment for production of multi-crystalline wafers (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, long-lived assets held and used with a carrying amount of RMB 1,039,554 were written down to their fair value of RMB 736,486, resulting in an impairment charge of RMB 303,068, which was calculated based on Level 3 Inputs and included in earnings for the period.

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings, excluding embedded derivatives underlying convertible notes repurchased which are recognized in buyback gain, was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Embedded derivatives underlying convertible notes (see Note 16)	(55,106)	70,458	66,142
Capped call options (see Note 16)	(453)	5,094	(9,127)
Embedded foreign currency derivatives	6,488	(1,024)	(5,464)
Foreign exchange forward contracts not designated as hedging instruments	—	—	33,323
	(49,071)	74,528	84,874